UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  12/31_

Date of reporting period:  9/30/15

Item 1. Schedule of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited)

Emerging Markets Series	Industry	Shares	Value
Common Stocks 77.7%
Argentina 0.0%†
[a]Grupo Clarin SA, B, GDR, Reg S	Media	2,337	$26,291

Belgium 6.0%
Anheuser-Busch InBev NV	Beverages	42,541	4,513,263

Brazil 0.4%
M Dias Branco SA	Food Products	16,500	241,720
Mahle-Metal Leve SA Industria e Comercio	Auto Components	900	5,226
Totvs SA	Software	5,600	42,559
			289,505
Cambodia 1.1%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	1,412,000	845,362

China 18.6%
[b]Baidu Inc., ADR	Internet Software & Services	10,795	1,483,341
Brilliance China Automotive Holdings Ltd.	Automobiles	1,095,500	1,289,131
China Construction Bank Corp., H	Banks	2,335,900	1,552,213
China Life Insurance Co. Ltd., H	Insurance	251,000	867,957
China Mobile Ltd.	Wireless Telecommunication
	Services	162,500	1,918,511
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	1,380,500	842,534
Dah Chong Hong Holdings Ltd.	Distributors	514,100	206,963
Industrial and Commercial Bank of China Ltd., H	Banks	1,866,100	1,073,890
[c]Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	70,800	57,844
NetEase Inc., ADR	Internet Software & Services	3,708	445,405
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	1,950,200	1,351,274
Poly Culture Group Corp. Ltd., H	Media	67,200	142,721
Tencent Holdings Ltd.	Internet Software & Services	152,900	2,554,860
Uni-President China Holdings Ltd.	Food Products	196,900	189,529
			13,976,173
Greece 0.4%
[b]Alpha Bank AE	Banks	2,098,813	251,005
[b]National Bank of Greece SA	Banks	149,900	64,504
			315,509
Hong Kong 3.3%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	50,019	303,615
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	1,091,600	1,263,415
Sands China Ltd.	Hotels, Restaurants & Leisure	308,400	925,182
			2,492,212
India 13.1%
Biocon Ltd.	Biotechnology	156,108	1,059,157
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	38,503	2,445,676
ICICI Bank Ltd.	Banks	281,650	1,161,989
Infosys Ltd.	IT Services	53,873	955,266
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	84,500	295,748
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	60,300	793,490
Tata Chemicals Ltd.	Chemicals	1,800	10,486
Tata Consultancy Services Ltd.	IT Services	78,721	3,109,060
			9,830,872
Indonesia 2.2%
Astra International Tbk PT	Automobiles	2,299,400	820,093
Bank Danamon Indonesia Tbk PT	Banks	1,659,700	327,975
Semen Indonesia (Persero) Tbk PT	Construction Materials	811,100	501,055
			1,649,123
Pakistan 1.1%
Habib Bank Ltd.	Banks	452,600	853,431

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited) (continued)

Philippines 0.4%
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	2,581,800	287,880
Singapore 0.1%
DBS Group Holdings Ltd.	Banks	7,200	82,010
South Africa 10.5%
Massmart Holdings Ltd.	Food & Staples Retailing	700	5,460
MTN Group Ltd.	Wireless Telecommunication
	Services	118,252	1,518,709
Naspers Ltd., N	Media	31,871	3,979,730
Remgro Ltd.	Diversified Financial Services	130,755	2,378,547
			7,882,446
South Korea 7.6%
Bukwang Pharmaceutical Co. Ltd.	Pharmaceuticals	731	13,846
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	9,846	826,578
Hyundai Development Co.	Construction & Engineering	17,710	814,360
KT Skylife Co. Ltd.	Media	51,530	884,760
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	1,702	1,628,447
SK Hynix Inc.	Semiconductors & Semiconductor
	Equipment	54,190	1,533,955
			5,701,946
Switzerland 0.1%
[b]Oriflame Holding AG	Personal Products	3,633	45,062
Taiwan 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	909,000	3,581,452
Thailand 2.5%
Land and Houses PCL, fgn.	Real Estate Management &
	Development	17,200	3,809
Thai Beverage PCL, fgn.	Beverages	3,866,600	1,861,097
			1,864,906
United Kingdom 5.6%
Unilever PLC	Personal Products	103,601	4,208,173

Total Common Stocks (Cost $60,289,903)			58,445,616
Participatory Notes (Cost $279,812) 0.4%
Saudi Arabia 0.4%
[d]Deutsche Bank AG/London, Samba Financial Group, 144A, 9/27/16	Banks	41,316	255,040
Preferred Stocks 4.9%
Brazil 4.9%
Banco Bradesco SA, ADR, pfd.	Banks	354,300	1,899,048
Itau Unibanco Holding SA, ADR, pfd.	Banks	267,842	1,773,114
Total Preferred Stocks (Cost $4,048,874)			3,672,162
Total Investments before Short Term Investments (Cost $64,618,589)			62,372,818

Short Term Investments (Cost $13,921,454) 18.5%
Money Market Funds 18.5%
United States 18.5%
[b,e]Institutional Fiduciary Trust Money Market Portfolio		13,921,454	13,921,454

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited) (continued)
Total Investments (Cost $78,540,043) 101.5%	76,294,272
Other Assets, less Liabilities (1.5)%	(1,104,062)
Net Assets 100.0%	$75,190,210

† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
b Non-income producing.
c At September 30, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited)

Foreign Equity Series	Industry	Shares	Value
Common Stocks 97.4%
Brazil 0.4%
Embraer SA, ADR	Aerospace & Defense	861,905	$22,047,530
Vale SA, ADR	Metals & Mining	18,883	79,308
			22,126,838
Canada 0.8%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,705,760	45,630,982

China 6.6%
China Life Insurance Co. Ltd., H	Insurance	16,225,000	56,106,011
China Mobile Ltd.	Wireless Telecommunication
	Services	4,820,440	56,911,190
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	134,562,040	64,414,904
CRRC Corp. Ltd., H	Machinery	33,879,280	42,883,781
[a]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	215,514,370	41,711,651
Haier Electronics Group Co. Ltd.	Household Durables	16,643,700	27,681,696
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	18,242,000	13,039,835
Sinopharm Group Co.	Health Care Providers & Services	12,325,200	43,177,123
Weichai Power Co. Ltd., H	Machinery	22,049,000	20,426,936
			366,353,127
France 10.3%
AXA SA	Insurance	3,552,980	85,916,167
BNP Paribas SA	Banks	1,865,830	109,402,083
Cie Generale des Etablissements Michelin, B	Auto Components	950,859	86,531,145
Compagnie de Saint-Gobain	Building Products	1,315,190	56,903,228
Sanofi	Pharmaceuticals	1,297,279	123,087,841
Technip SA	Energy Equipment & Services	821,517	38,716,304
Total SA, B	Oil, Gas & Consumable Fuels	1,654,173	74,324,537
			574,881,305
Germany 11.3%
Bayer AG	Pharmaceuticals	870,336	111,334,042
Deutsche Boerse AG	Diversified Financial Services	524,730	45,177,378
[a]Deutsche Lufthansa AG	Airlines	1,843,090	25,595,768
Deutsche Post AG	Air Freight & Logistics	831,307	23,019,736
HeidelbergCement AG	Construction Materials	776,010	53,133,637
Infineon Technologies AG	Semiconductors & Semiconductor
	Equipment	4,262,044	47,898,866
Lanxess AG	Chemicals	546,610	25,546,706
Merck KGaA	Pharmaceuticals	961,708	85,013,919
Metro AG	Food & Staples Retailing	1,931,280	53,295,626
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	311,933	58,136,970
SAP SE	Software	817,171	52,928,748
Siemens AG	Industrial Conglomerates	545,240	48,716,613
			629,798,009
Hong Kong 3.2%
AIA Group Ltd.	Insurance	5,987,710	30,942,341
Cheung Kong Property Holdings Ltd.	Real Estate Management &
	Development	5,394,243	39,220,608
CK Hutchison Holdings Ltd.	Industrial Conglomerates	5,394,243	70,019,399
CK Hutchison Holdings Ltd., ADR	Industrial Conglomerates	17,082	222,237
Noble Group Ltd.	Trading Companies & Distributors	23,336,800	6,805,166
Swire Pacific Ltd., A	Real Estate Management &
	Development	2,549,810	28,491,519
			175,701,270
India 0.9%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	2,663,616	49,295,661

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited) (continued)

Ireland 1.8%
CRH PLC	Construction Materials	28,235	741,619
CRH PLC (London Stock Exchange)	Construction Materials	3,770,362	99,267,122
			100,008,741
Israel 1.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,773,931	100,156,144

Italy 3.1%
Eni SpA	Oil, Gas & Consumable Fuels	3,241,286	50,900,132
Intesa Sanpaolo SpA	Banks	14,346,440	50,606,508
UniCredit SpA	Banks	11,339,870	70,597,367
			172,104,007
Japan 6.6%
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	3,861,900	40,393,883
Nissan Motor Co. Ltd.	Automobiles	9,783,400	89,273,831
SoftBank Group Corp.	Wireless Telecommunication
	Services	758,600	34,655,536
Sumitomo Rubber Industries Ltd.	Auto Components	2,201,700	30,411,337
Suntory Beverage & Food Ltd.	Beverages	1,746,500	66,792,080
[a]Toshiba Corp.	Industrial Conglomerates	12,539,000	31,418,097
Toyota Motor Corp.	Automobiles	1,249,320	72,641,669
			365,586,433
Netherlands 6.9%
Akzo Nobel NV	Chemicals	1,320,120	85,564,132
ING Groep NV, IDR	Banks	8,591,190	121,470,014
Koninklijke Philips NV	Industrial Conglomerates	678,545	15,960,732
NN Group NV	Insurance	1,698,870	48,647,946
[a]QIAGEN NV	Life Sciences Tools & Services	1,596,141	41,094,595
[a]SBM Offshore NV	Energy Equipment & Services	2,981,557	37,657,093
TNT Express NV	Air Freight & Logistics	4,293,992	32,722,273
			383,116,785
Norway 2.1%
Statoil ASA	Oil, Gas & Consumable Fuels	2,618,170	38,164,667
Telenor ASA	Diversified Telecommunication
	Services	4,311,218	80,466,617
			118,631,284
Russia 0.7%
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	1,878,475	26,946,724
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication
	Services	1,310,762	9,463,702
			36,410,426
Singapore 2.9%
DBS Group Holdings Ltd.	Banks	5,350,213	60,940,135
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	28,795,360	72,840,738
United Overseas Bank Ltd.	Banks	2,045,000	26,655,482
			160,436,355
South Korea 5.7%
Hana Financial Group Inc.	Banks	977,961	21,783,441
Hyundai Mobis Co. Ltd.	Auto Components	269,618	52,662,432
Hyundai Motor Co.	Automobiles	247,856	34,296,067
KB Financial Group Inc.	Banks	1,060,575	31,542,894
KB Financial Group Inc., ADR	Banks	136,324	4,006,562
LG Electronics Inc.	Household Durables	710,485	27,365,080
POSCO	Metals & Mining	170,594	24,252,957

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited) (continued)
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	126,136	120,684,956
			316,594,389
Spain 1.4%
[a]Repsol SA	Oil, Gas & Consumable Fuels	1,957,759	22,779,028
Telefonica SA	Diversified Telecommunication
	Services	4,780,811	57,870,238
			80,649,266
Sweden 1.1%
Ericsson, B	Communications Equipment	1,676,000	16,462,395
Getinge AB, B	Health Care Equipment & Supplies	2,046,021	45,572,535
			62,034,930
Switzerland 7.6%
Credit Suisse Group AG	Capital Markets	3,375,687	81,135,663
Glencore PLC	Metals & Mining	18,903,220	26,170,845
Novartis AG	Pharmaceuticals	892,574	81,892,565
Roche Holding AG	Pharmaceuticals	518,310	136,705,326
Swiss Re AG	Insurance	1,107,875	95,051,673
			420,956,072
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	9,416,492	37,100,893

Thailand 0.7%
Bangkok Bank PCL, fgn.	Banks	9,323,700	41,039,670

United Kingdom 19.8%
Aviva PLC	Insurance	9,400,259	64,254,251
BAE Systems PLC	Aerospace & Defense	9,358,451	63,359,928
Barclays PLC	Banks	16,816,040	62,087,485
BG Group PLC	Oil, Gas & Consumable Fuels	3,225,760	46,391,261
BP PLC	Oil, Gas & Consumable Fuels	13,380,376	67,583,144
BP PLC, ADR	Oil, Gas & Consumable Fuels	11,111	339,552
Carillion PLC	Construction & Engineering	5,949,570	27,144,666
GlaxoSmithKline PLC	Pharmaceuticals	4,857,452	92,996,335
HSBC Holdings PLC	Banks	7,907,303	58,818,993
[a]International Consolidated Airlines Group SA	Airlines	6,048,260	53,781,312
Kingfisher PLC	Specialty Retail	13,924,361	75,510,817
Lloyds Banking Group PLC	Banks	67,978,740	77,265,121
Marks & Spencer Group PLC	Multiline Retail	7,449,800	56,442,462
Petrofac Ltd.	Energy Equipment & Services	4,526,410	52,570,090
Rexam PLC	Containers & Packaging	6,556,300	51,903,795
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	1,397,864	66,370,583
Sky PLC	Media	2,984,790	47,123,538
Standard Chartered PLC	Banks	3,051,208	29,567,726
Tesco PLC	Food & Staples Retailing	17,528,910	48,562,830
Vodafone Group PLC	Wireless Telecommunication
	Services	19,957,054	62,910,327
			1,104,984,216
United States 1.0%
ACE Ltd.	Insurance	544,950	56,347,830

Total Common Stocks (Cost $4,565,350,352)			5,419,944,633

Short Term Investments (Cost $117,483,871) 2.1%
Money Market Funds 2.1%
United States 2.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio		117,483,871	117,483,871

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited) (continued)
Total Investments (Cost $4,682,834,223) 99.5%	5,537,428,504
Other Assets, less Liabilities 0.5%	29,397,948
Net Assets 100.0%	$5,566,826,452

a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited)

Foreign Smaller Companies Series	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 93.7%
Austria 1.0%
Wienerberger AG	Building Products	726,890	$12,775,696

Bahamas 1.6%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	322,660	20,385,659

Belgium 1.6%
Barco NV	Electronic Equipment, Instruments
	& Components	187,070	12,072,749
Ontex Group NV	Personal Products	254,230	7,799,996
			19,872,745
Bermuda 1.2%
Axis Capital Holdings Ltd.	Insurance	267,350	14,362,042

Brazil 0.8%
Grendene SA	Textiles, Apparel & Luxury Goods	1,051,800	4,675,610
Tupy SA	Auto Components	1,020,900	4,633,492
			9,309,102
Canada 5.6%
AGF Management Ltd.	Capital Markets	505,500	2,004,344
Badger Daylighting Inc.	Construction & Engineering	558,400	8,161,601
Canaccord Genuity Group Inc.	Capital Markets	468,638	1,837,107
Dorel Industries Inc., B	Household Durables	463,000	10,921,268
Enerflex Ltd.	Energy Equipment & Services	798,900	7,898,281
Ensign Energy Services Inc.	Energy Equipment & Services	448,700	2,761,179
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	297,200	6,404,452
HudBay Minerals Inc.	Metals & Mining	2,387,760	8,823,338
Laurentian Bank of Canada	Banks	162,000	6,111,352
Mullen Group Ltd.	Energy Equipment & Services	801,600	10,724,851
Precision Drilling Corp.	Energy Equipment & Services	1,111,300	4,114,846
			69,762,619
China 3.2%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments
	& Components	1,683,500	10,491,803
China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	11,507,000	4,751,185
Goldpac Group Ltd.	Technology Hardware, Storage &
	Peripherals	8,178,000	4,125,853
Kingdee International Software Group Co. Ltd.	Software	25,794,000	9,685,044
Shenguan Holdings Group Ltd.	Food Products	12,242,800	1,579,686
Sinomedia Holding Ltd.	Media	10,301,300	3,349,519
Yingde Gases Group Co. Ltd.	Chemicals	14,454,500	5,949,544
			39,932,634
Finland 3.7%
Amer Sports OYJ	Leisure Products	924,262	23,491,502
Huhtamaki OYJ	Containers & Packaging	749,000	22,862,765
			46,354,267
France 0.6%
Beneteau	Leisure Products	476,600	7,076,864

Germany 7.3%
Gerresheimer AG	Life Sciences Tools & Services	336,980	24,572,159
Grand City Properties SA	Real Estate Management &
	Development	843,800	16,198,004
Jenoptik AG	Electronic Equipment, Instruments
	& Components	406,800	5,760,800
Kloeckner & Co. SE	Trading Companies & Distributors	1,528,825	12,509,888
Leoni AG	Auto Components	169,000	8,993,114

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited) (continued)

Rational AG	Machinery	56,050	22,393,199
			90,427,164
Hong Kong 7.4%
EVA Precision Industrial Holdings Ltd.	Machinery	38,802,000	7,610,051
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,625,000	9,083,373
Sitoy Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	11,750,000	5,806,662
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,993,562	9,769,867
Techtronic Industries Co. Ltd.	Household Durables	6,607,500	24,340,706
Value Partners Group Ltd.	Capital Markets	13,913,000	13,140,799
VTech Holdings Ltd.	Communications Equipment	1,843,400	21,834,948
			91,586,406
India 0.9%
Dewan Housing Finance Corp. Ltd.	Thrifts & Mortgage Finance	1,786,758	5,997,296
Jain Irrigation Systems Ltd.	Machinery	5,600,954	5,483,079
			11,480,375
Italy 2.5%
Amplifon SpA	Health Care Providers & Services	796,585	6,023,171
Azimut Holding SpA	Capital Markets	266,624	5,715,748
Marr SpA	Food & Staples Retailing	414,296	7,862,735
[a]Sorin SpA	Health Care Equipment & Supplies	3,855,956	11,119,289
			30,720,943
Japan 15.9%
Aderans Co. Ltd.	Personal Products	634,600	5,033,819
Asahi Co. Ltd.	Specialty Retail	595,300	6,479,827
Asics Corp.	Textiles, Apparel & Luxury Goods	862,000	20,405,005
Capcom Co. Ltd.	Software	322,700	6,333,415
Daibiru Corp.	Real Estate Management &
	Development	684,300	5,296,775
Descente Ltd.	Textiles, Apparel & Luxury Goods	921,071	12,960,604
Keihin Corp.	Auto Components	609,700	8,574,145
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	321,500	24,107,807
Koshidaka Holdings Co. Ltd.	Hotels, Restaurants & Leisure	234,100	5,029,957
Kayaba Industry Co. Ltd.	Auto Components	1,940,000	5,097,172
MEITEC Corp.	Professional Services	572,900	19,878,756
Nachi-Fujikoshi Corp.	Machinery	2,546,000	10,490,650
Shinko Plantech Co. Ltd.	Energy Equipment & Services	723,000	5,855,643
Square Enix Holdings Co. Ltd.	Software	530,800	13,109,507
Sumitomo Rubber Industries Ltd.	Auto Components	1,121,900	15,496,425
Tokai Rika Co. Ltd.	Auto Components	294,000	6,025,173
Tsugami Corp.	Machinery	1,254,000	4,612,678
Tsumura & Co.	Pharmaceuticals	713,400	15,441,430
Unipres Corp.	Auto Components	355,500	6,731,045
			196,959,833
Luxembourg 0.8%
[a]Stabilus SA	Machinery	289,440	10,433,103

Netherlands 4.9%
Aalberts Industries NV	Machinery	718,108	21,237,571
Accell Group NV	Leisure Products	335,775	7,179,407
Arcadis NV	Construction & Engineering	675,300	15,854,212
Beter Bed Holding NV	Specialty Retail	346,400	7,704,708
USG People NV	Professional Services	601,222	8,188,147
			60,164,045
Norway 0.9%
Tomra Systems ASA	Commercial Services & Supplies	1,181,150	11,099,078

Philippines 0.9%
Metropolitan Bank & Trust Co.	Banks	3,770,516	6,584,785

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited) (continued)
Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	47,331,300	5,095,269
			11,680,054
Singapore 1.0%
[a]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	1,152,130	12,143,450

South Korea 7.5%
Binggrae Co. Ltd.	Food Products	134,454	8,564,888
BNK Financial Group Inc.	Banks	1,381,164	15,964,924
DGB Financial Group Inc.	Banks	1,401,436	12,415,482
[b]Hanon Systems	Auto Components	438,639	14,526,063
[a,b]Hyundai Mipo Dockyard Co. Ltd.	Machinery	91,705	5,145,359
KIWOOM Securities Co. Ltd.	Capital Markets	184,979	8,833,644
Korea Investment Holdings Co. Ltd.	Capital Markets	178,750	9,214,851
Youngone Corp.	Textiles, Apparel & Luxury Goods	343,463	17,532,198
			92,197,409
Spain 1.4%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	29,776	9,180,463
Tecnicas Reunidas SA	Energy Equipment & Services	197,936	8,746,449
			17,926,912
Sweden 1.4%
Bulten AB	Auto Components	631,553	5,395,889
Duni AB	Household Durables	695,810	10,226,876
[c]The Thule Group AB, Reg S	Leisure Products	135,068	1,549,426
			17,172,191
Switzerland 3.1%
[b]Logitech International SA	Technology Hardware, Storage &
	Peripherals	1,005,240	13,178,696
[a]Oriflame Holding AG	Personal Products	462,950	5,742,204
Vontobel Holding AG	Capital Markets	371,770	18,828,869
			37,749,769
Taiwan 4.0%
Casetek Holdings Ltd.	Technology Hardware, Storage &
	Peripherals	1,091,000	4,629,186
Chicony Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	3,950,357	9,075,225
[a]D-Link Corp.	Communications Equipment	354,317	105,452
Giant Manufacturing Co. Ltd.	Leisure Products	2,170,482	15,721,934
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments
	& Components	3,666,918	11,780,370
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	5,762,000	8,260,118
			49,572,285
Thailand 0.8%
L.P.N. Development PCL, fgn.	Real Estate Management &
	Development	9,575,000	4,477,992
Pruksa Real Estate PCL, fgn.	Real Estate Management &
	Development	6,205,600	4,908,143
			9,386,135
United Kingdom 12.7%
Bellway PLC	Household Durables	177,580	6,676,038
Berendsen PLC	Commercial Services & Supplies	569,380	8,636,281
Bovis Homes Group PLC	Household Durables	378,740	5,767,588
Debenhams PLC	Multiline Retail	4,757,080	5,683,177
Devro PLC	Food Products	1,708,970	7,623,950
[a]DFS Furniture Ltd.	Household Durables	1,427,381	6,151,887
Dignity PLC	Diversified Consumer Services	372,324	13,389,257
Foxtons Group PLC	Real Estate Management &
	Development	3,166,010	11,356,659
Greggs PLC	Food & Staples Retailing	1,270,820	20,851,504
HomeServe PLC	Commercial Services & Supplies	1,931,716	11,854,382

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited) (continued)

Laird PLC	Electronic Equipment, Instruments
	& Components	2,302,240	13,108,083
Man Group PLC	Capital Markets	4,293,191	9,946,324
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	713,240	6,277,436
SIG PLC	Trading Companies & Distributors	3,138,310	8,238,899
UBM PLC	Media	1,599,686	11,747,272
[a]Vectura Group PLC	Pharmaceuticals	3,486,022	9,225,540
			156,534,277
United States 1.0%
iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	261,000	12,467,970

Total Common Stocks and Other Equity Interests (Cost $1,038,136,264)			1,159,533,027
Preferred Stocks 1.0%
Brazil 0.3%
Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	2,376,800	4,027,306
Germany 0.7%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	95,700	8,051,172

Total Preferred Stocks (Cost $19,271,273)			12,078,478
Total Investments before Short Term Investments (Cost $1,057,407,537)			1,171,611,505

		Principal Amount
Short Term Investments 5.7%
U.S. Government and Agency Securities 3.9%
United States 3.9%
[d]Farmer Mac Discount Note, 10/01/15		$38,500,000	38,500,000
[d]FHLB, 10/02/15		10,000,000	9,999,990
Total U.S. Government and Agency Securities (Cost $48,499,983)			48,499,990
Total Investments before Money Market Funds (Cost $1,105,907,520)			1,220,111,495
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$21,736,008) 1.8%
Money Market Funds 1.8%
United States 1.8%
[a,e]Institutional Fiduciary Trust Money Market Portfolio		21,736,008	21,736,008
Total Investments (Cost $1,127,643,528) 100.4%			1,241,847,503
Other Assets, less Liabilities (0.4)%			(5,259,508)
Net Assets 100.0%			$1,236,587,995

aNon-income producing.
bA portion or all of the security is on loan at September 30, 2015.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2015, the value of this security was
$1,549,426 representing 0.13% of net assets.
dThe security is traded on a discount basis with no stated coupon rate.
eInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund
FHLB - Federal Home Loan Bank

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited)

Global Equity Series	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 97.3%
Austria 0.6%
UNIQA Insurance Group AG	Insurance	209,388	$1,813,755

Belgium 0.8%
UCB SA	Pharmaceuticals	29,060	2,268,753

China 4.7%
China Life Insurance Co. Ltd., H	Insurance	609,000	2,105,921
China Mobile Ltd.	Wireless Telecommunication
	Services	69,500	820,532
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	4,576,000	2,190,533
CRRC Corp. Ltd., H	Machinery	1,955,500	2,475,237
[a]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	2,427,000	469,733
Haier Electronics Group Co. Ltd.	Household Durables	802,000	1,333,881
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	1,748,000	1,249,514
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	566,800	1,183,309
Sinopharm Group Co.	Health Care Providers & Services	334,400	1,171,456
Weichai Power Co. Ltd., H	Machinery	384,000	355,751
			13,355,867
Denmark 0.6%
[a]H. Lundbeck AS	Pharmaceuticals	66,950	1,785,253

France 7.7%
AXA SA	Insurance	124,435	3,009,017
BNP Paribas SA	Banks	77,250	4,529,518
Cie Generale des Etablissements Michelin, B	Auto Components	26,158	2,380,460
Compagnie de Saint-Gobain	Building Products	66,130	2,861,192
Credit Agricole SA	Banks	294,670	3,377,511
Sanofi	Pharmaceuticals	12,910	1,224,921
Technip SA	Energy Equipment & Services	27,710	1,305,912
Total SA, B	Oil, Gas & Consumable Fuels	66,520	2,988,846
			21,677,377
Germany 6.9%
Bayer AG	Pharmaceuticals	29,130	3,726,332
Deutsche Boerse AG	Diversified Financial Services	16,810	1,447,281
[a]Deutsche Lufthansa AG	Airlines	120,860	1,678,434
Gerresheimer AG	Life Sciences Tools & Services	23,220	1,693,173
HeidelbergCement AG	Construction Materials	14,380	984,603
Lanxess AG	Chemicals	29,850	1,395,088
Merck KGaA	Pharmaceuticals	27,610	2,440,693
Metro AG	Food & Staples Retailing	53,480	1,475,835
[a]MorphoSys AG	Life Sciences Tools & Services	27,880	1,857,535
SAP SE	Software	22,400	1,450,864
Siemens AG, ADR	Industrial Conglomerates	14,800	1,321,640
			19,471,478
Hong Kong 0.6%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	123,040	1,597,108

India 0.1%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	22,844	422,775

Ireland 1.1%
CRH PLC	Construction Materials	115,580	3,035,818

Israel 1.9%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	96,247	5,434,106

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited) (continued)

Italy 2.0%
Eni SpA	Oil, Gas & Consumable Fuels	163,335	2,564,961
UniCredit SpA	Banks	496,654	3,091,964
			5,656,925
Japan 4.6%
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	128,800	1,347,195
Nissan Motor Co. Ltd.	Automobiles	393,200	3,587,962
SoftBank Group Corp.	Wireless Telecommunication
	Services	39,400	1,799,932
Suntory Beverage & Food Ltd.	Beverages	55,400	2,118,684
[a]Toshiba Corp.	Industrial Conglomerates	576,000	1,443,243
Toyota Motor Corp.	Automobiles	45,400	2,639,781
			12,936,797
Netherlands 2.3%
Akzo Nobel NV	Chemicals	42,980	2,785,767
NN Group NV	Insurance	74,430	2,131,338
[a]QIAGEN NV	Life Sciences Tools & Services	64,160	1,651,877
			6,568,982
Norway 0.8%
Telenor ASA	Diversified Telecommunication
	Services	128,260	2,393,906

Portugal 1.1%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	309,890	3,047,657

Russia 0.7%
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	145,237	2,083,425

Singapore 0.6%
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	673,104	1,702,684

South Korea 3.4%
Hana Financial Group Inc.	Banks	55,912	1,245,403
Hyundai Mobis Co. Ltd.	Auto Components	8,701	1,699,500
POSCO	Metals & Mining	5,799	824,431
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	6,043	5,781,848
			9,551,182
Spain 1.0%
Telefonica SA	Diversified Telecommunication
	Services	235,285	2,848,052

Sweden 0.3%
Getinge AB, B	Health Care Equipment & Supplies	35,480	790,272

Switzerland 4.7%
ABB Ltd.	Electrical Equipment	147,820	2,612,336
[a]Basilea Pharmaceutica AG	Biotechnology	14,800	1,423,194
Credit Suisse Group AG	Capital Markets	129,091	3,102,741
Glencore PLC	Metals & Mining	746,860	1,034,002
Roche Holding AG	Pharmaceuticals	13,450	3,547,465
Swiss Re AG	Insurance	17,360	1,489,425
			13,209,163
Thailand 0.7%
Bangkok Bank PCL, fgn.	Banks	461,800	2,032,682

United Kingdom 13.6%
Aviva PLC	Insurance	399,290	2,729,295
BAE Systems PLC	Aerospace & Defense	223,400	1,512,495
Barclays PLC	Banks	796,810	2,941,949

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited) (continued)

BP PLC	Oil, Gas & Consumable Fuels	575,310	2,905,842
GlaxoSmithKline PLC	Pharmaceuticals	148,860	2,849,937
HSBC Holdings PLC	Banks	518,400	3,856,153
Kingfisher PLC	Specialty Retail	593,900	3,220,677
Marks & Spencer Group PLC	Multiline Retail	268,870	2,037,059
Petrofac Ltd.	Energy Equipment & Services	132,820	1,542,582
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	107,370	2,537,848
[a]Serco Group PLC	Commercial Services & Supplies	578,680	891,736
Sky PLC	Media	220,010	3,473,494
Standard Chartered PLC	Banks	156,820	1,519,664
[a]Subsea 7 SA	Energy Equipment & Services	146,470	1,101,084
Tesco PLC	Food & Staples Retailing	771,390	2,137,091
Vodafone Group PLC	Wireless Telecommunication
	Services	1,045,642	3,296,162
			38,553,068
United States 36.5%
Allegheny Technologies Inc.	Metals & Mining	98,390	1,395,170
[a]Allergan PLC	Pharmaceuticals	17,540	4,767,547
American International Group Inc.	Insurance	54,760	3,111,463
Amgen Inc.	Biotechnology	33,610	4,648,935
Apache Corp.	Oil, Gas & Consumable Fuels	26,630	1,042,831
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	187,920	2,760,545
Baker Hughes Inc.	Energy Equipment & Services	40,020	2,082,641
Capital One Financial Corp.	Consumer Finance	43,580	3,160,422
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	138,620	1,016,085
Chevron Corp.	Oil, Gas & Consumable Fuels	18,710	1,475,845
Citigroup Inc.	Banks	98,490	4,886,089
Comcast Corp., Special A	Media	67,370	3,856,259
CVS Health Corp.	Food & Staples Retailing	33,760	3,257,165
Foot Locker Inc.	Specialty Retail	22,450	1,615,726
General Motors Co.	Automobiles	66,500	1,996,330
Gilead Sciences Inc.	Biotechnology	53,860	5,288,513
[a]Google Inc., A	Internet Software & Services	5,690	3,632,325
Halliburton Co.	Energy Equipment & Services	85,080	3,007,578
The Hartford Financial Services Group Inc.	Insurance	38,590	1,766,650
iShares MSCI ACWI ETF	Diversified Financial Services	193,961	10,462,256
JPMorgan Chase & Co.	Banks	75,990	4,633,110
[a]Knowles Corp.	Electronic Equipment, Instruments
	& Components	114,170	2,104,153
Macy's Inc.	Multiline Retail	44,970	2,307,860
Medtronic PLC	Health Care Equipment & Supplies	43,620	2,919,923
[a]Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	50,340	2,126,362
Microsoft Corp.	Software	137,180	6,071,587
Morgan Stanley	Capital Markets	82,820	2,608,830
News Corp., A	Media	157,930	1,993,077
Oracle Corp.	Software	40,070	1,447,328
Pfizer Inc.	Pharmaceuticals	72,800	2,286,648
Stanley Black & Decker Inc.	Machinery	23,300	2,259,634
SunTrust Banks Inc.	Banks	69,370	2,652,709
Twenty-First Century Fox Inc., A	Media	68,270	1,841,925
Walgreens Boots Alliance Inc.	Food & Staples Retailing	33,260	2,763,906
			103,247,427
Total Common Stocks and Other Equity Interests (Cost $261,087,105)			275,484,512
Preferred Stocks (Cost $1,943,926) 0.5%
Germany 0.5%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	15,600	1,312,417

Templeton Institutional Funds

Statement of Investments, September 30, 2015 (unaudited) (continued)

Total Investments (Cost $263,031,031) 97.8%	276,796,929
Other Assets, less Liabilities 2.2%	6,170,347
Net Assets 100.0%	$282,967,276

aNon-income producing.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
ETF - Exchange Traded Fund

Templeton Institutional Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At September 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

			Foreign Smaller
	Emerging	Foreign Equity	Companies	Global Equity
	Markets Series	Series	Series	Series

Cost of investments	$82,083,345	$4,744,872,760	$1,129,752,180	$263,240,689

Unrealized appreciation	$7,554,236	$1,414,568,891	$265,279,370	$44,171,125
Unrealized depreciation	(13,343,309)	(622,013,147)	(153,184,047)	(30,614,885)
Net unrealized appreciation (depreciation)	$(5,789,073)	$792,555,744	$112,095,323	$13,556,240

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Emerging Markets Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$62,117,778	$-	$-	$62,117,778
Participatory Notes	-	255,040	-	255,040
Short Term Investments	13,921,454	-	-	13,921,454
Total Investments in Securities	$76,039,232	$255,040	$-	$76,294,272

Foreign Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$5,419,944,633	$-	$-	$5,419,944,633
Short Term Investments	117,483,871			117,483,871
Total Investments in Securities	$5,537,428,504	$-	$-	$5,537,428,504

Foreign Smaller Companies Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,171,611,505	$-	$-	$1,171,611,505
Short Term Investments	21,736,008	48,499,990	-	70,235,998
Total Investments in Securities	$1,193,347,513	$48,499,990	$-	$1,241,847,503

Global Equity Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$276,796,929	$-	$-	$276,796,929

aIncludes common and preferred stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Institutional Funds

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date  November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

    Finance and Administration

Date  November 25, 2015

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

 Chief Accounting Officer

Date  November 25, 2015